Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of the income tax expense
	Year ended December 31,
	2020	2019	2018

Current	$1,767	$66,299	$26,962
Deferred	(451)	(1,827)	(628)

	$1,316	$64,472	$26,334

Schedule a reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense
	Year ended December 31,
	2020	2019	2018

Income tax expense (benefit) at applicable statutory rate (1)	$(348,782)	$1,345,164	$(473,951)
(Income) loss not subject to tax (2)	(214,313)	(1,716,553)	313,015
Current year change in valuation allowance	558,859	406,506	195,420
Others	5,552	29,355	(8,150)

Reported income taxes	$1,316	$64,472	$26,334

Significant components of the Group’s deferred tax assets
	December 31, 2020	December 31, 2019
Deferred tax asset
Others	$1,128	$677
Net operating loss carryforwards	1,367,309	808,450
Less: Valuation allowance	(1,367,309)	(808,450)

Net deferred tax asset	$1,128	$677